Gain on extinguishment of liability (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subscription [Member]
Gain on extinguishment of liability	$ 0	$ 0	$ 185,661